Cost of Sales - Depreciation and Amortization (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation and amortisation expense [Abstract]
Depreciation of tangible assets	$ 29,611	$ 31,296	$ 33,092
Depreciation of RoU asset	149	148	149
Amortization of intangible assets	2,773	2,773	2,724
Total	$ 32,533	$ 34,217	$ 35,965